S000032497 [Member] Expense Example - iShares MSCI Emerging Markets Min Vol Factor ETF - iShares MSCI Emerging Markets Min Vol Factor ETF	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	80
Expense Example, with Redemption, 5 Years	141
Expense Example, with Redemption, 10 Years	$ 318